Trade and other payables - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [Abstract]
Trade payables	$ 3,265	$ 3,272
Trade payables subject to early settlement election
Disclosure of financial liabilities [Abstract]
Trade payables	$ 821	$ 819